Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	BIOXYTRAN, INC
Entity Central Index Key	0001445815
Amendment Flag	true
Amendment Description	This registration statement contains two forms of prospectus, as set forth below. Public Offering Prospectus. A prospectus to be used for the public offering by Bioxytran, Inc. of up to 10,000,000 shares of our common stock, par value $0.001 per share, as a self-underwritten, "best efforts" offering. Selling Stockholder Resale Prospectus. A prospectus to be used in connection with the potential resale by Auctus Fund, LLC, or the Selling Stockholder, of a total of 3,494,154 shares of Common Stock issuable, or may in the future become issuable, in connection with the conversion of a convertible promissory note sold to the Selling Stockholder pursuant to a securities purchase agreement between the Selling Stockholder and us and 208,333 shares that may be issuable in connection with a warrant to the Selling Stockholder at a conversion price of $.60 per share. The Public Offering Prospectus and the Selling Stockholder Resale Prospectus will be substantively identical in all respects except for the following principal points: they contain different front covers; they contain different Use of Proceeds sections; a Shares Registered for Resale section is included in the Selling Stockholder Resale Prospectus; a Selling Stockholders section is included in the Selling Stockholder Resale Prospectus; the section The Offering from the Public Offering Prospectus is deleted from the Selling Stockholder Resale Prospectus; they contain different Plan of Distribution sections; and they contain different back covers.
Trading Symbol	BIXT
Document Type	S-1/A
Document Period End Date	Sep. 30, 2018
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false